Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 2,850,110	¥ 2,245,261	¥ 2,036,140
Basic earnings per share attributable to Toyota Motor Corporation	2,850,110	2,245,261	2,036,140
Model AA Class Shares	23	12,569	13,265
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 2,850,132	¥ 2,257,830	¥ 2,049,405
Basic earnings per share attributable to Toyota Motor Corporation	13,887,348	13,976,442	13,994,590
Model AA Class Shares	311	229,694	235,500
Diluted earnings per share attributable to Toyota Motor Corporation	13,887,659	14,206,137	14,230,090
Basic earnings per share attributable to Toyota Motor Corporation	¥ 205.23	¥ 160.65	¥ 145.49
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 205.23	¥ 158.93	¥ 144.02